Certain Transactions (Details) € in Millions, $ in Millions			1 Months Ended	3 Months Ended				9 Months Ended
	Nov. 01, 2021 USD ($)	Feb. 16, 2021	Aug. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2019	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 EUR (€)
Certain Transactions (Details) [Line Items]
Aggregate purchase price	$ 29.3
Products and services term	15 years
Fair value					$ 23.8
Gain					$ 14.4
Changes in fair value of equity investment								$ 0.6
Total contingent payments aggregate amount								21.0
Exchange for outstanding shares, percentage		100.00%
Based earn-outs over term		2 years
Gain and loss equity investment				$ 0.9		$ 2.0
Equity loss amount								3.2	$ 1.2
Other current assets				$ 105.6				$ 105.6
Investment rate				46.50%				46.50%		46.50%
Aggregate purchase price				$ 42.3				$ 42.3		€ 43
Potential earnout payment				$ 36.4				36.4		€ 37
Xaar 3D [Member]
Certain Transactions (Details) [Line Items]
Investment, description							During the fourth quarter of 2019, the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that would increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent.
Additional interest amount								$ 15.7
Remaining acquire share, percentage	55.00%
MakerBot [Member]
Certain Transactions (Details) [Line Items]
Revaluation of an equity investment			$ 39.1